Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer One [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	30.50%		18.10%		23.00%
Customer Two [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	20.10%		15.90%		12.70%
Customer Three [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	14.60%	24.00%	20.60%	25.40%	11.30%
Customer Four [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			14.30%		10.50%
Customer Five [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		26.50%		20.10%
Customer Five [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					18.20%	11.20%
Customer Six [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		16.00%
Customer Six [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					12.90%
Customer Seven [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		11.40%
Customer Seven [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					10.80%
Customer Eight [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			17.30%
Customer Nine [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			12.80%		12.90%
Customer Ten [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					10.80%
Customer Eleven [Member] | Accounts Receivable [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					18.20%